Call Money and Funds Purchased	12 Months Ended
Mar. 31, 2023
Call Money And Funds Purchased [Abstract]
Call Money and Funds Purchased	CALL MONEY AND FUNDS PURCHASED
A summary of funds transactions for the fiscal years ended March 31, 2022 and 2023 is as follows:

	2022	2023
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥2,416,313	¥3,437,614
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.06%	0.01%